Annual Total Returns - Fidelity Freedom Blend Income Fund [BarChart] - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend Income Fund	Jun. 07, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend Income Fund- Class K6
Bar Chart Table:
Annual Return 2019	10.78%
Annual Return 2020	8.77%